Equity-Accounted Investees - GigaGen Inc (Details) € in Thousands, $ in Millions		12 Months Ended
	Jul. 05, 2017 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Movement in the investments in equity-accounted investees
Balance at 1 January		€ 114,473	€ 226,905
Balance at 31 December		€ 1,869,020	€ 114,473
GigaGen
Equity Accounted Investees
Ownership interest (as a percent)		43.96%	43.96%
Movement in the investments in equity-accounted investees
Balance at 1 January		€ 23,997	€ 28,363
Share of profit / (losses)		(6,725)	(5,002)
Share of other comprehensive income / translation differences		(1,595)	636
Balance at 31 December		€ 15,677	€ 23,997
Grifols Innovation and New Technologies Limited
Equity Accounted Investees
Ownership in subsidiary (as a percent)	100.00%
Grifols Innovation and New Technologies Limited | GigaGen
Equity Accounted Investees
Ownership interest (as a percent)	43.96%
Consideration | $	$ 35
Collaboration fee | $	$ 15